CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 61,831	$ 37,505
Income and expense items not involving cash flows:
Depreciation and amortization	127,535	117,299
Effect of exchange rate differences on debentures	(1,994)	(910)
Other income, net	(3,227)	(890)
Changes in assets and liabilities:
Trade accounts receivable	12,722	(1,296)
Other current assets	(8,983)	5,122
Inventories	(15,484)	(17,380)
Trade accounts payable	(14,568)	(12,950)
Deferred revenue and customers' advances	16,207	(2,498)
Employee related liabilities and other current liabilities	19,696	10,729
Long-term employee related liabilities	140	2,078
Deferred tax, net and other long-term liabilities	(13,212)	(1,870)
Net cash provided by operating activities	180,663	134,939
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(105,599)	(125,444)
Investments in deposits, marketable securities and other assets, net	(18,666)	(78,786)
Net cash used in investing activities	(124,265)	(204,230)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options, net	364	1,214
Loans repayment	(11,163)
Principal payments on account of capital lease obligation	(17,903)	(10,443)
Debentures repayment	(20,078)	(18,754)
Net cash used in financing activities	(48,780)	(27,983)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(3,546)	506
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,072	(96,768)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	211,683	355,561
CASH AND CASH EQUIVALENTS - END OF PERIOD	215,755	258,793
NON-CASH ACTIVITIES:
Investments in property and equipment	74,142	71,967
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest, net	769	2,028
Cash paid during the period for income taxes, net	$ 5,016	$ 2,149